Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax
Income before income taxes	$ 122,316	$ 410,212
Tax rate	25.00%	25.00%
Provision for income taxes at the statutory tax rate	$ 30,579	$ 102,553
Change in valuation allowance	(25,431)	(64,378)
US GAAP adjustment	(61,093)	(300,485)
Permanent difference	75,542	271,110
Effect of different local tax rates	73	1,912
Income tax expense	$ 18,669	$ 10,712